Income Taxes - Schedule of Major Items of Net Deferred Tax Liability (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carryforwards	$ 27.8	$ 35.1
Employee compensation	14.9	20.2
Accrued liabilities	12.1	24.2
Tax credits	21.7	24.9
Environmental liabilities	14.5	15.4
Property, plant and equipment	38.2	39.1
Pension and OPEB liabilities	77.5	96.3
Other deferred tax assets	16.6	21.2
Total deferred tax assets	223.3	276.4
Valuation allowance	(77.5)	(86.6)
Total deferred tax assets	145.8	189.8
Deferred tax liability:
Property, plant and equipment	(362.1)	(391.8)
Intangible assets	(367.9)	(392.6)
Inventories	(3.9)	(11.1)
Debt restructuring	(19.8)	(29.3)
Foreign outside basis difference	(37.5)	(68.2)
Other	(19.7)	(15.2)
Total deferred tax liability	(810.9)	(908.2)
Net deferred tax liability	$ (665.1)	$ (718.4)